Schedule of number of class A common share purchase warrants outstanding (Details) shares in Thousands	12 Months Ended
	Dec. 31, 2024 shares $ / shares	Dec. 31, 2023 shares
Warrants one [member]
IfrsStatementLineItems [Line Items]
Exercise Grand Date	2/11/2022
Expiry Date	2/10/2024
Weighted average share price | $ / shares	$ 0.54
Number of warrants, Granted	43,500
RSUs outstanding, beginning of period	43,500
Number of warrants, Issued
Number of warrants, Expired
Number of Warrants, Exercised	(43,500)
RSUs outstanding, end of period		43,500
Warrants two [member]
IfrsStatementLineItems [Line Items]
Exercise Grand Date	3/19/2022
Expiry Date	3/18/2024
Weighted average share price | $ / shares	$ 0.54
Number of warrants, Granted	88,235
RSUs outstanding, beginning of period	88,235
Number of warrants, Issued
Number of warrants, Expired
Number of Warrants, Exercised	(88,235)
RSUs outstanding, end of period		88,235
Warrants three [member]
IfrsStatementLineItems [Line Items]
Exercise Grand Date	11/16/2022
Expiry Date	11/15/2024
Weighted average share price | $ / shares	$ 0.45
Number of warrants, Granted	2,929,900
RSUs outstanding, beginning of period	2,929,900
Number of warrants, Issued
Number of warrants, Expired
Number of Warrants, Exercised	(2,929,900)
RSUs outstanding, end of period		2,929,900
Warrants four [member]
IfrsStatementLineItems [Line Items]
Exercise Grand Date	11/18/2022
Expiry Date	11/17/2024
Number of warrants, Granted	259,000
RSUs outstanding, beginning of period	259,000
Number of warrants, Issued
Number of warrants, Expired
Number of Warrants, Exercised	(259,000)
RSUs outstanding, end of period		259,000
Warrants five [member]
IfrsStatementLineItems [Line Items]
Exercise Grand Date	12/7/2022
Expiry Date	12/6/2024
Weighted average share price | $ / shares	$ 0.44
Number of warrants, Granted	265,000
RSUs outstanding, beginning of period	265,000
Number of warrants, Issued
Number of warrants, Expired
Number of Warrants, Exercised	(265,000)
RSUs outstanding, end of period		265,000
Warrants six [member]
IfrsStatementLineItems [Line Items]
Exercise Grand Date	8/10/2023
Expiry Date	8/9/2025
Weighted average share price | $ / shares	$ 0.60
Number of warrants, Granted	810,000
RSUs outstanding, beginning of period	810,000
Number of warrants, Issued
Number of warrants, Expired
Number of Warrants, Exercised
RSUs outstanding, end of period	810,000	810,000
Warrants seven [member]
IfrsStatementLineItems [Line Items]
Exercise Grand Date	8/10/2023
Expiry Date	8/9/2025
Weighted average share price | $ / shares	$ 0.49
Number of warrants, Granted	48,600
RSUs outstanding, beginning of period	48,600
Number of warrants, Issued
Number of warrants, Expired
Number of Warrants, Exercised
RSUs outstanding, end of period	48,600	48,600
Warrants eight [member]
IfrsStatementLineItems [Line Items]
Exercise Grand Date	8/16/2023
Expiry Date	8/15/2025
Weighted average share price | $ / shares	$ 0.59
Number of warrants, Granted	602,500
RSUs outstanding, beginning of period	602,500
Number of warrants, Issued
Number of warrants, Expired
Number of Warrants, Exercised	(602,500)
RSUs outstanding, end of period		602,500
Warrants nine [member]
IfrsStatementLineItems [Line Items]
Exercise Grand Date	9/5/2023
Expiry Date	9/4/2025
Weighted average share price | $ / shares	$ 0.59
Number of warrants, Granted	84,545
RSUs outstanding, beginning of period	84,545
Number of warrants, Issued
Number of warrants, Expired
Number of Warrants, Exercised
RSUs outstanding, end of period	84,545	84,545
Warrants ten [member]
IfrsStatementLineItems [Line Items]
Exercise Grand Date	10/20/2023
Expiry Date	10/19/2025
Weighted average share price | $ / shares	$ 0.59
Number of warrants, Granted	695,000
RSUs outstanding, beginning of period	695,000
Number of warrants, Issued
Number of warrants, Expired
Number of Warrants, Exercised	(45,000)
RSUs outstanding, end of period	650,000	695,000
Warrants eleven [member]
IfrsStatementLineItems [Line Items]
Exercise Grand Date	10/20/2023
Expiry Date	10/19/2025
Weighted average share price | $ / shares	$ 0.59
Number of warrants, Granted	41,700
RSUs outstanding, beginning of period	41,700
Number of warrants, Issued
Number of warrants, Expired
Number of Warrants, Exercised
RSUs outstanding, end of period	41,700	41,700
Warrants twelve [member]
IfrsStatementLineItems [Line Items]
Exercise Grand Date	12/21/2023
Expiry Date	12/20/2025
Weighted average share price | $ / shares	$ 0.60
Number of warrants, Granted	1,650,000
RSUs outstanding, beginning of period	1,650,000
Number of warrants, Issued
Number of warrants, Expired
Number of Warrants, Exercised	(50,000)
RSUs outstanding, end of period	1,600,000	1,650,000
Warrants thirteen [member]
IfrsStatementLineItems [Line Items]
Exercise Grand Date	12/21/2023
Expiry Date	12/20/2025
Weighted average share price | $ / shares	$ 0.40
Number of warrants, Granted	81,000
RSUs outstanding, beginning of period	81,000
Number of warrants, Issued
Number of warrants, Expired
Number of Warrants, Exercised	(3,000)
RSUs outstanding, end of period	78,000	81,000
Warrants fourteen [member]
IfrsStatementLineItems [Line Items]
Exercise Grand Date	1/4/2024
Expiry Date	1/3/2026
Weighted average share price | $ / shares	$ 0.60
Number of warrants, Granted	120,000
RSUs outstanding, beginning of period
Number of warrants, Issued	120,000
Number of warrants, Expired
Number of Warrants, Exercised
RSUs outstanding, end of period	120,000
Warrants [member]
IfrsStatementLineItems [Line Items]
Number of warrants, Granted	7,718,980
RSUs outstanding, beginning of period	7,598,980	3,840,467
Number of warrants, Issued	120,000	4,013,345
Number of warrants, Expired
Number of Warrants, Exercised	(4,286,135)	(254,832)
RSUs outstanding, end of period	3,432,845	7,598,980